STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT - $ / shares		Dec. 31, 2015	Dec. 07, 2015	Nov. 16, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class A
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		$ 1.1098			$ 1.2045	$ 1.0369	$ 1.0689
Class C
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.0633			1.1656	1.0135	1.0554
Class D
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.4130			1.5105	1.2809	1.3008
Class I
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.1993			1.2963	1.1115	1.1413
Class M
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)		1.0438			$ 1.1158	$ 0.9463	$ 0.9610
Class AA
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	[1]	0.9858		$ 1.0000
Class II
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	[2]	$ 1.0011	$ 1.0000

[1]	Class AA units issued on November 16, 2015.
[2]	Class II units issued on December 7, 2015.